CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 156,691	$ 159,635	$ 111,510
Cost of revenues	68,696	65,063	25,594
Gross profit	87,995	94,572	85,916
Operating expenses:
Selling and marketing	66,443	50,078	37,656
Research and development	80,530	73,647	37,427
General and administrative	50,999	35,032	15,523
Impairment of intangible assets	208		446
Restructuring cost	3,475
Total operating expenses	201,655	158,757	91,052
Loss from operations	113,660	64,185	5,136
Other income	1,039	2,446	2,340
Exchange gain (loss) on dual currency deposit/offshore bank accounts	1,476	(1,769)	7,753
Interest income	12,789	20,040	9,579
Realized gain on short-term investments	56,022	4,317	50,911
Impairment of short-term investments	(2,098)
Impairment of equity method investments	(23,025)
Impairment of cost method investment			(79)
(Loss) income before provision of income tax and earnings (loss) in equity method investments and noncontrolling interest, net of income taxes	(67,457)	(39,151)	65,368
Income tax benefit (expenses)	7,453	(920)	(640)
(Loss) income before earnings (loss) in equity method investments and noncontrolling interest, net of income taxes	(60,004)	(40,071)	64,728
Earnings (loss) in equity method investments, net of income taxes	20,317	(7,471)	1,320
(Loss) income from continuing operations	(39,687)	(47,542)	66,048
Discontinued operations:
Loss from the operations of the discontinued operations, net of income taxes	29,337	27,511	25,044
Gain on deconsolidation of the subsidiaries	132,665
Gain (loss) from the discontinued operations, net of income taxes	103,328	(27,511)	(25,044)
Net income (loss)	63,641	(75,053)	41,004
Net loss attributable to the noncontrolling interest	92	27	252
Net (loss) income from continuing operations attributable to Renren Inc.	(39,595)	(47,515)	66,300
Net income (loss) from discontinued operations attributable to Renren Inc.	103,328	(27,511)	(25,044)
Net income (loss) attributable to Renren Inc.	$ 63,733	$ (75,026)	$ 41,256
Net income (loss) per share from continuing operations attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ (0.03)	$ (0.04)	$ 0.08
Diluted (in dollars per share)	$ (0.03)	$ (0.04)	$ 0.07
Net income (loss) per share from discontinued operations attributable to Renren Inc. shareholders
Basic (in dollars per share)	$ 0.09	$ (0.02)	$ (0.03)
Diluted (in dollars per share)	$ 0.09	$ (0.02)	$ (0.03)
Net income (loss) per share attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ 0.06	$ (0.07)	$ 0.05
Diluted (in dollars per share)	$ 0.06	$ (0.07)	$ 0.05
Weighted average number of shares used in calculating net income (loss) per share from continuing operations attributable to Renren Inc. shareholders:
Basic (in shares)	1,118,091,879	1,151,659,545	850,670,583
Diluted (in shares)	1,118,091,879	1,151,659,545	901,340,381
Weighted average number of shares used in calculating net income (loss) per share from discontinued operations attributable to Renren Inc. shareholders:
Basic (in shares)	1,118,091,879	1,151,659,545	850,670,583
Diluted (in shares)	1,130,739,922	1,151,659,545	850,670,583